Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 29, 2026	Aug. 30, 2025	Aug. 31, 2024	Aug. 26, 2023	Aug. 27, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table Total for PEO (current)	Summary Compensation Table Total for PEO (former)	Compensation Actually Paid to PEO (current) (1)(2)	Compensation Actually Paid to PEO (former) (1)(2)	Average Summary Compensation Table Total for Non- PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (2)(3)(4)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income ($s in millions)	Economic Profit ($s in millions)(6)
2026	$ 11,236,964		$ 7,473,423		$ 7,778,912	$ 6,908,759	$249.09	$162.53	$2,572.7	$2,399.7
2025	9,636,414		21,265,131		6,009,622	13,589,166	353.08	151.97	2,498.2	2,458.2
2024	9,198,465	6,046,598	15,071,027	21,056,588	6,209,177	9,568,493	267.55	124.17	2,662.4	2,546.6
2023		18,796,822		37,562,328	5,404,080	10,077,359	206.32	98.08	2,528.4	2,432.0
2022		14,330,010		53,183,213	4,403,231	12,895,019	181.90	91.92	2,429.6	2,278.5

(1)	Reconciliation of amounts shown in Summary Compensation Table to CAP to PEO.

Current CEO- Philip B. Daniele, III
Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards- Vested (2)		Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2026	$11,236,964	$(8,294,592)	$3,288,837	$(1,691,530)	$2,933,745	$		$(3,763,541)	$7,473,423
2025	9,636,414	(7,226,543)	11,436,253	7,679,175	(260,168)		—	11,628,717	21,265,131
2024	9,198,465	(7,224,860)	9,992,595	2,989,428	115,398		—	5,872,562	15,071,027
Former CEO- William C. Rhodes, III
Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards- Vested (2)		Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2024	$6,046,598	$(4,917,334)	$6,368,390	$12,949,232	$609,702		$—	$15,009,990	$21,056,588
2023	18,796,822	(15,966,758)	24,357,600	9,772,375	602,289		—	18,765,506	37,562,328
2022	14,330,010	(10,370,249)	20,198,760	26,351,061	2,673,630		—	38,853,203	53,183,213

(2)	Stock options are valued based on the Black-Scholes option pricing model as of the applicable measurement date. Stock options valued on a date other than the grant date are valued using the stock price and updated assumptions (i.e., term, volatility, interest rate) on such measurement date.
(3)	The Non-PEO NEOs are comprised of: Messrs. Jackson, Newbern, Gould and Jaycox for fiscal year 2026, Messrs. Jackson, Newbern, Hackney and Jaycox for fiscal year 2025 and 2024, Messrs. Jackson, Newbern, Daniele and Frazer for fiscal years 2023 and 2022.
(4)	Reconciliation of amounts shown in Summary Compensation Table to CAP to Non-PEO NEOs

Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards-Vested (2)		Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2026	$7,778,912	$(6,410,736)	$2,042,407	$175,915	$3,322,262	$		$(870,153)	$6,908,759
2025	6,009,622	(4,685,046)	7,468,673	4,928,928	(133,011)		—	7,579,544	13,589,166
2024	6,209,177	(5,105,044)	6,522,730	1,924,159	17,471		—	3,359,316	9,568,493
2023	5,404,080	(4,245,009)	6,476,196	2,317,977	124,116		—	4,673,280	10,077,359
2022	4,403,231	(2,886,928)	5,633,491	5,210,600	534,626		—	8,491,789	12,895,019

(5)	Represents the weighted peer group total shareholder return (“TSR”), weighted according to each of the companies’ respective market capitalizations at the beginning of each period for which a return is indicated. The Company's peer group is the S&P Retail Index as reflected in our Annual Report on Form 10-K for fiscal year 2026.
(6)	Economic Profit was selected by the Company as the “most important” financial performance measure (that is not otherwise required to be disclosed in the table above) used to link CAP to Company performance for the most recently completed fiscal year, or the Company-Selected Measure. See page 53 of “Compensation Discussion and Analysis” for more information about how Economic Profit is calculated.

Company Selected Measure Name	Economic Profit
Named Executive Officers, Footnote
(3)	The Non-PEO NEOs are comprised of: Messrs. Jackson, Newbern, Gould and Jaycox for fiscal year 2026, Messrs. Jackson, Newbern, Hackney and Jaycox for fiscal year 2025 and 2024, Messrs. Jackson, Newbern, Daniele and Frazer for fiscal years 2023 and 2022.

Peer Group Issuers, Footnote
(5)	Represents the weighted peer group total shareholder return (“TSR”), weighted according to each of the companies’ respective market capitalizations at the beginning of each period for which a return is indicated. The Company's peer group is the S&P Retail Index as reflected in our Annual Report on Form 10-K for fiscal year 2026.

Adjustment To PEO Compensation, Footnote
(1)	Reconciliation of amounts shown in Summary Compensation Table to CAP to PEO.

Current CEO- Philip B. Daniele, III
Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards- Vested (2)		Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2026	$11,236,964	$(8,294,592)	$3,288,837	$(1,691,530)	$2,933,745	$		$(3,763,541)	$7,473,423
2025	9,636,414	(7,226,543)	11,436,253	7,679,175	(260,168)		—	11,628,717	21,265,131
2024	9,198,465	(7,224,860)	9,992,595	2,989,428	115,398		—	5,872,562	15,071,027
Former CEO- William C. Rhodes, III
Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards- Vested (2)		Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2024	$6,046,598	$(4,917,334)	$6,368,390	$12,949,232	$609,702		$—	$15,009,990	$21,056,588
2023	18,796,822	(15,966,758)	24,357,600	9,772,375	602,289		—	18,765,506	37,562,328
2022	14,330,010	(10,370,249)	20,198,760	26,351,061	2,673,630		—	38,853,203	53,183,213

Non-PEO NEO Average Total Compensation Amount	$ 7,778,912	$ 6,009,622	$ 6,209,177	$ 5,404,080	$ 4,403,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,908,759	13,589,166	9,568,493	10,077,359	12,895,019
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Reconciliation of amounts shown in Summary Compensation Table to CAP to Non-PEO NEOs

Fiscal Year	Summary Compensation Table Total (SCT)	Value of Stock Awards and Option Awards Reported in SCT (deducted)	Year-End Value of Awards Granted in Fiscal Year (1)	Change in Fair Value of Prior Year Awards- Outstanding and Unvested (2)	Change in Fair Value (from Prior Year End) of Prior Year Awards-Vested (2)		Prior Year Fair Value of Prior Year Awards that Failed to Vest (2)	Total Adjustments	CAP
2026	$7,778,912	$(6,410,736)	$2,042,407	$175,915	$3,322,262	$		$(870,153)	$6,908,759
2025	6,009,622	(4,685,046)	7,468,673	4,928,928	(133,011)		—	7,579,544	13,589,166
2024	6,209,177	(5,105,044)	6,522,730	1,924,159	17,471		—	3,359,316	9,568,493
2023	5,404,080	(4,245,009)	6,476,196	2,317,977	124,116		—	4,673,280	10,077,359
2022	4,403,231	(2,886,928)	5,633,491	5,210,600	534,626		—	8,491,789	12,895,019

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 249.09	353.08	267.55	206.32	181.9
Peer Group Total Shareholder Return Amount	162.53	151.97	124.17	98.08	91.92
Net Income (Loss)	$ 2,572,700,000	$ 2,498,200,000	$ 2,662,400,000	$ 2,528,400,000	$ 2,429,600,000
Company Selected Measure Amount	2,399,700,000	2,458,200,000	2,546,600,000	2,432,000,000	2,278,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Profit
Non-GAAP Measure Description
(6)	Economic Profit was selected by the Company as the “most important” financial performance measure (that is not otherwise required to be disclosed in the table above) used to link CAP to Company performance for the most recently completed fiscal year, or the Company-Selected Measure. See page 53 of “Compensation Discussion and Analysis” for more information about how Economic Profit is calculated.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Mr. Daniele [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,236,964	$ 9,636,414	$ 9,198,465
PEO Actually Paid Compensation Amount	$ 7,473,423	21,265,131	15,071,027
PEO Name	Mr. Daniele
Mr. Rhodes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,046,598	$ 18,796,822	$ 14,330,010
PEO Actually Paid Compensation Amount			21,056,588	37,562,328	53,183,213
PEO Name	Mr. Rhodes
PEO | Mr. Daniele [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,763,541)	11,628,717	5,872,562
PEO | Mr. Daniele [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,294,592)	(7,226,543)	(7,224,860)
PEO | Mr. Daniele [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,288,837	11,436,253	9,992,595
PEO | Mr. Daniele [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,691,530)	7,679,175	2,989,428
PEO | Mr. Daniele [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,933,745	(260,168)	115,398
PEO | Mr. Rhodes [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,009,990	18,765,506	38,853,203
PEO | Mr. Rhodes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,917,334)	(15,966,758)	(10,370,249)
PEO | Mr. Rhodes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,368,390	24,357,600	20,198,760
PEO | Mr. Rhodes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,949,232	9,772,375	26,351,061
PEO | Mr. Rhodes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			609,702	602,289	2,673,630
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(870,153)	7,579,544	3,359,316	4,673,280	8,491,789
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,410,736)	(4,685,046)	(5,105,044)	(4,245,009)	(2,886,928)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,042,407	7,468,673	6,522,730	6,476,196	5,633,491
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,915	4,928,928	1,924,159	2,317,977	5,210,600
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,322,262	$ (133,011)	$ 17,471	$ 124,116	$ 534,626